New Standards and Interpretations	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
New Standards and Interpretations
4.	NEW STANDARDS AND INTERPRETATIONS

4.1	Recently applied accounting pronouncements

(a) New and amended standard applied effective in 2019

The Company has initially applied IFRS 16 from January 1, 2019. The nature and effect of the changes as a result of application of the new accounting standard is described below.

IFRS 16 Leases

IFRS 16 supersedes IAS 17, Leases and related interpretation, and it sets out the requirements for the recognition, measurement, presentation and disclosure of leases. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessor accounting still uses the dual classification approach to classify each lease as an operating lease or a finance lease.

The Company applied IFRS 16 initially on January 1, 2019 using the modified retrospective method. In accordance with the IFRS 16 transition guidance, the cumulative effect of adopting the new standard is recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

Upon the application of IFRS 16 on January 1, 2019, the Company applied the following practical expedients permitted by the standard:

►	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics
►	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases
►	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and
►	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

The significant effects of adopting the IFRS 16 as of January 1, 2019 are summarized as below:

Affected items of consolidated balance sheet	As of December 31, 2018	Effect of application of new standards	As of January 1, 2019	Remarks
	US$’000	US$’000	US$’000
Assets
Prepayments	1,140	(59)	1,081	B
Lease assets*	66	(66)	—	A
Right-of-use assets	—	3,801	3,801	A, B, C
Prepaid land lease payments	978	(978)	—	B
Total affected assets	2,184	2,698	4,882
Liabilities
Financial lease liabilities - current	44	362	406	C
Financial lease liabilities - non-current	46	2,336	2,382	C
Total affected liabilities	90	2,698	2,788
* included in the line "Property, plant and equipment" in the balance sheet

A. Lease assets of $66 previously recognized under finance leases were reclassified from property, plant and equipment to right-of-use assets.

B. Prepaid land lease payments of $59 and $978 previously classified as prepayment under current assets and prepaid land lease payments under non-current assets were reclassified to right-of-use assets.

C.  The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases under IAS 17, except for short-term leases and leases of low-value asset. The Company recognized right-of-use assets based on the amount equal to the lease liabilities. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at January 1, 2019.

Additionally, operating cash flows increased and financing cash flows decreased by $354 for the year ended December 31, 2019 as repayments on the principal portion of non-finance lease liabilities were classified as cash flows from financing activities for the year ended December 31, 2019, where previously it was classified as operating cash flows.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

Reconciliation of IAS 17 non-cancelled operating lease commitment to IFRS 16 lease liability:

2019
US$’000
Operating lease commitments disclosed as at December 31, 2018	3,263
Add: finance lease liabilities recognized as at December 31, 2018	90
Discounted using the incremental borrowing rate at January 1, 2019	(380)
Recognition exemption for:
Short-term leases	(169)
Leases of low-value assets	(16)
Lease liabilities recognized as at January 1, 2019	2,788

         As of January 1, 2019, the weighted average discount rate was 3.48%.

(b) New and amended standard applied effective in 2018

The Company has initially applied IFRS 15 and IFRS 9 from January 1, 2018. The nature and effect of the changes as a result of adoption of these new accounting standard are described below.

IFRS 15 Revenue from contracts with customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related interpretation, and it applies with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires the revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Company adopted IFRS 15 using the modified retrospective method of adoption with the date of initial application of January 1, 2018. Under this method, the standard can be applied either to all contracts at the date of initial application or only to contracts that are not completed at this date. The Company elected to apply the standard retrospectively only to contracts that are not completed as of January 1, 2018. The Company opted to apply the practical expedient for contract modification to all modifications that occurred before the date of initial application.

The cumulative effect of initially applying IFRS 15 is recognized at the date of initial application as an adjustment to the opening balance of retained earnings. Therefore, the comparative information was not restated and continues to be reported under IAS 11, IAS 18 and related interpretations.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

The Company has elected not to restate prior period financial statements using the modified retrospective approach under IFRS 9 as of January 1, 2018. The comparative information has not been restated which continues to be reported under IAS 39. Differences arising from the adoption of IFRS 9 have been recognized directly in retained earnings and other components of equity.

The significant effects of adopting the new standards as of January 1, 2018 are summarized as below:

Affected items of consolidated balance sheet	As of December 31, 2017	Effect of application of new standards	As of January 1, 2018	Remarks
	US$’000	US$’000	US$’000
Assets
Contract assets - current	—	162	162	A
Gross amounts due from customers for contract work-in-progress	162	(162)	—	A
Trade receivables	112,403	16	112,419	C
Financial assets – available for sale	2,747	(2,747)	—	B
Financial assets at fair value through other comprehensive income	—	2,747	2,747	B
Deferred income tax assets	3,022	4	3,026	D
Total affected assets	118,334	20	118,354
Liabilities
Contract liabilities - current	—	113	113	E
Total affected liabilities	—	113	113
Equity
Retained earnings	53,350	(93)	53,257	B, C, D, E
Total affected equity	53,350	(93)	53,257
Total affected liabilities and equity	53,350	20	53,370

A. In accordance with IFRS 15, the Company reclassified gross amounts due from customers for contract work-in-progress in the amount of $162 to contract assets as of January 1, 2018.

B. Equity investments in non-listed equity investments previously classified as available-for-sale financial assets were reclassified and measured as financial assets at FVOCI because these investments are held as long-term strategic investments purpose. As a result, assets with fair value of $2,747 were reclassified from available-for-sale financial assets to financial assets at FVOCI and fair value gains of $1,717 were reclassified from the available-for-sale financial assets reserve to the FVOCI reserve on January 1, 2018, of which $843 was related to non-controlling interests.

C. The application of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for trade receivable by replacing IAS 39’s incurred loss approach with a forward looking ECL approach.  Upon application of IFRS 9, the Company reversed impairment on trade receivables by $16. As a result, trade receivables and retained earnings increased by $16.

D. The Company recognized deferred income tax assets for the temporary differences arising from the adjustments upon initial application of IFRS 9 and IFRS 15. Deferred income tax assets and retained earnings both increased by $4.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

E. In accordance with IFRS 15, the Company’s performance obligation to provide custodial and transportation services are recognized as contract liabilities under bill-and-hold agreements. After adopting IFRS 15, the Company recognizes revenue from custodial services over time and transportation revenue upon delivery. As of January 1, 2018, the balance of contract liabilities increased by $113, and retained earnings decreased by $113.

The following tables summarized the impacts of adopting IFRS 15 on the consolidated income statement for the year ended December 31, 2018 and its consolidated balance sheet as of December 31, 2018 for each of the line items affected. There was no material impact on the consolidated statement of cash flows for the year ended December 31, 2018.

Affected items of consolidated income statement for the year ended December 31, 2018	As reported	Adjustments	Amounts without application of IFRS 15
	US$’000	US$’000	US$’000
Revenue	425,940	(26)	425,914
Gross profit	36,248	(26)	36,222
Operating profit	8,684	(26)	8,658
Profit before tax	11,332	(26)	11,306
Income tax expense	(3,886)	5	(3,881)
Profit for the year	7,446	(21)	7,425

Affected items of consolidated balance sheet as of December 31, 2018	As reported	Adjustments	Amounts without application of IFRS 15
	US$’000	US$’000	US$’000
Assets
Contract assets - current	1,460	(1,460)	—
Gross amounts due from customers for contract work-in-process	—	1,460	1,460
Deferred income tax assets	3,919	(18)	3,901
Total affected assets	5,379	(18)	5,361
Liabilities
Other current liabilities	3,272	(88)	3,184
Total affected liabilities	3,272	(88)	3,184
Equity
Retained earnings	55,016	34	55,050
Foreign currency translation reserve	(15,251)	1	(15,250)
Non-controlling interests	71,788	35	71,823
Total affected equity	111,553	70	111,623
Total affected liabilities and equity	114,825	(18)	114,807
4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.1	Recently applied accounting pronouncements (continued)

Prior to the application of IFRS 15, the Company recognized revenue based on the accounting treatment of the sales of goods for bill and hold transactions. In accordance with IFRS 15, the Company allocated the transaction prices to those custodial and transportation services under bill and hold transactions, and recognizes revenues from custodial and transportation services only when the services fulfilled. As a result, the Company will recognized contract liabilities and adjusted related deferred income tax assets and equity accordingly.

Reclassifications are made to reflect the terms used under IFRS 15. Amounts previously presented in “Gross amounts due from customers for contract” are reclassified into “contract assets-current”.

4.2	New accounting pronouncements not effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below.  The Company intends to adopt these standards, if applicable, when they become effective.

Sales or contribution of assets between an investor and its associate or joint venture-Amendments to IFRS 10 and IAS 28

In September 2014, the IASB issued amendments to IFRS 10, Consolidated Financial Statements and IAS 28, Investments in Associates and Joint Ventures, entitled Sales or Contribution of Assets between an Investor and its Associate or Joint Ventures. These narrow scope amendments clarify, that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not), and a partial gain or loss is recognized when a transaction involves assets that do not constitute a business. On December 17, 2015, the IASB issued an amendment that postpones the application of the amendments to IFRS 10 and IAS 28 indefinitely.

The Company does not expect the amendments to have an impact on its consolidated financial statements.

Definition of a business: Amendments to IFRS 3

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. The amendment applies to businesses acquired in annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Company will not be affected by these amendments on the date of transition.

Definition of material: Amendments to IAS 1 and IAS 8

In October 2018, the IASB issued amendments of IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of “material” across the standards and to clarify certain aspects of the definition. The new definition states that “information is material if omitting, misstating or obscuring if could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific report entity.” The amendments take effect for materiality judgements made in annual periods beginning on or after January 1, 2020, and are applied prospectively. Earlier application is permitted (the entity must disclose that fact).

The Company does not expect the amendments to have an impact on its consolidated financial statements.

4.	NEW STANDARDS AND INTERPRETATIONS (continued)

4.2	New accounting pronouncements not effective (continued)

Classification of liabilities as current or non-current: Amendments to IAS 1

On January 23, 2020, the IASB issued a narrow-scope amendment to IAS 1 to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period.

They:

►

clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting date and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability;

►	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and
►	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and are to be applied retrospectively. Earlier application is permitted.

The amendment could affect the classification of liabilities, particularly for previously considered management’s intention to determine classification and for some liabilities that can be converted into equity. The Company is based on the contractual arrangement in place at the reporting date for the classification, thus, the Company does not expect the amendment to have an impact on its consolidated financial statements.